13F-HR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2006
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/08/2006
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 49
                                        ----------------------

Form 13F Information Table Value Total: 477,444
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102    14626   315559 SH       Sole                   309859              5700
                                                             11269   243125 SH       Defined                243125
Berkshire Hathaway - CL A      COM              084670108    45830      500 SH       Sole                      500
                                                             10541      115 SH       Defined                   115
Berkshire Hathaway - CL B      COM              084670207    19919     6546 SH       Sole                     6394               152
                                                             10386     3413 SH       Defined                  3413
CBS Corp. - CL B               COM              124857202     3967   146654 SH       Sole                   144117              2537
Cadbury Schweppes plc-Spons AD COM              127209302    14268   367555 SH       Sole                   360905              6650
                                                             14513   373850 SH       Defined                373850
Cendant Corp.                  COM              151313103      378    23200 SH       Sole                    23200
Comcast Corp. - Special CL A   COM              20030N200      678    20675 SH       Sole                    20675
Constellation Brands, Inc.     COM              21036P108    15705   628180 SH       Sole                   616230             11950
                                                             13163   526500 SH       Defined                526500
Diageo plc-Spons ADR           COM              25243Q205    10371   153525 SH       Sole                   150525              3000
                                                             11575   171350 SH       Defined                171350
DuPont                         COM              263534109     5806   139575 SH       Sole                   136925              2650
                                                              5172   124325 SH       Defined                124325
E. W. Scripps Co.              COM              811054204    13841   320849 SH       Sole                   314794              6055
                                                             13504   313020 SH       Defined                313020
                                                               647    15000 SH  CALL Sole                    15000
Entercom Communications Corp.  COM              293639100     5546   211992 SH       Sole                   207792              4200
                                                              3876   148150 SH       Defined                148150
Equifax Inc.                   COM              294429105     8271   240851 SH       Sole                   235751              5100
                                                              8944   260450 SH       Defined                260450
Estee Lauder Inc. - CL A       COM              518439104     4248   109850 SH       Sole                   107725              2125
                                                              4205   108750 SH       Defined                108750
Harley-Davidson Inc.           COM              412822108     9501   173100 SH       Sole                   169875              3225
                                                              8699   158475 SH       Defined                158475
IMS Health Inc.                COM              449934108    13970   520284 SH       Sole                   510284             10000
                                                             10891   405625 SH       Defined                405625
Johnson & Johnson              COM              478160104     4811    80284 SH       Sole                    78734              1550
                                                              4440    74100 SH       Defined                 74100
Masco Corp.                    COM              574599106     8467   285675 SH       Sole                   280125              5550
                                                              7892   266250 SH       Defined                266250
Oracle Corp.                   COM              68389X105     7637   527050 SH       Sole                   517175              9875
                                                              6874   474425 SH       Defined                474425
Praxair, Inc.                  COM              74005P104    13821   255950 SH       Sole                   251550              4400
                                                             10626   196775 SH       Defined                196775
Time Warner Inc.               COM              887317105    11813   682832 SH       Sole                   670032             12800
                                                             10508   607400 SH       Defined                607400
Tyco International Ltd.        COM              902124106    12361   449507 SH       Sole                   441182              8325
                                                              7344   267050 SH       Defined                267050
United Technologies Corp.      COM              913017109    11538   181932 SH       Sole                   178332              3600
                                                             11676   184100 SH       Defined                184100
Viacom Inc. - CL B             COM              92553P201     8140   227113 SH       Sole                   222826              4287
                                                              4390   122487 SH       Defined                122487
Willis Group Holdings Ltd.     COM              G96655108    11172   348025 SH       Sole                   341275              6750
                                                              9122   284175 SH       Defined                284175
IShares Russell Mid Cap Index  ETF              464287499      505 5503.000 SH       Sole                 5503.000